INCOME TAX AND DEFERRED TAX ASSETS	12 Months Ended
Dec. 31, 2023
INCOME TAX AND DEFERRED TAX ASSETS
INCOME TAX AND DEFERRED TAX ASSETS

NOTE 5 – INCOME TAX AND DEFERRED TAX ASSETS

The Company and its subsidiaries and the VIE have no presence in the United States and does not conduct business in the United States, so no United States income tax is imposed upon the Company and its subsidiaries and the VIE.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

MDJM Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJM Hong Kong did not have significant activities in Hong Kong for the years ended December 31, 2023 and 2022, respectively.

MDJM UK and Mansion Estate were incorporated in the UK. A UK company will be subject to UK corporation tax on its income profits and capital profits. The normal rate of corporation tax is 19% for the financial year beginning April 1, 2021 and will be maintained at this rate for the financial year beginning April 1, 2022. From April 1, 2023, the main rate of corporation tax increased from 19% to 25%, and a new 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed GBP50,000.

The Group conducts substantially of its business in the PRC through its subsidiaries and the VIE. The operating entities located in the PRC are subject to PRC income taxes, a standard tax rate of 25%. At the beginning of 2019, China State Administration of Taxation issued an income tax abatement policy to small business with taxable income less than RMB3 million, number of employees less than 300, and total assets less than RMB50 million for the tax periods from January 1, 2019 to December 31, 2021. According to the tax abatement policy, the income tax rate was reduced to 5% for small business with taxable income less than RMB1 million, the income tax rate was reduced to 10% for small business with taxable income from RMB1 million to RMB3 million. In 2022, a new tax abatement policy was issued. From January 1, 2022 to December 31, 2022, the income tax rate was 2.5% for small business with taxable income under RMB1 million; from January 1, 2022 to December 31, 2024, the income tax rate is 5% for small business with taxable income between RMB1 million to RMB3 million. The Group is qualified to receive the above tax abatement.

The Group adopted ASC 740-10-25 Accounting for Uncertainty in Income Taxes and such adoption did not have any material impact on the accompanying consolidated financial statements. The Group through its Chinese subsidiary and VIE are principally engaged in the business located in the PRC and therefor, are subject to income taxes in the PRC. Tax regulations are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All tax positions taken, or expected to be taken, continue to be more likely than not ultimately settled at the full amount claimed. The Company’s tax filings are subject to the PRC tax bureau’s examination for a period up to five years. The Company is not currently under any examination by the PRC tax bureau.

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The provision for income tax for the years ended December 31, 2023, 2022, and 2021 was summarized as follows:

	2023	2022	2021
Current	$—	$—	$—
Deferred tax adjustment	10,835	3,020	9,963
Total income tax expense	$10,835	$3,020	$9,963

Deferred tax assets and liabilities were as follows:

	December 31,	December 31,
Deferred Tax Assets (Liabilities):	2023	2022
Accounts receivable, net	$11,800	$17,602
Net operating loss – China	475,900	302,238
Net operating loss - UK	110,215	41,141
Deferred tax assets	597,915	360,981
Valuation allowance	(597,915)	(349,860)
Net deferred tax assets (liabilities)	$—	$11,121

As of December 31, 2023, the Group had net operating losses of approximately $1.9 million carried forward in the PRC operation and net operating losses of approximately $0.6 million carried forward in the UK operation. The management believes these losses are more likely than not to be used to offset future operating income, and, therefore, the full amount of valuation is provided.

Reconciliation of the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2023, 2022, and 2021, respectively, were as follows:

China Group	2023	2022	2021
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(25.00)%	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	(1.65)%	0.00%	(0.66)%
Effective rate	(1.65)%	0.00%	(0.66)%

United Kingdom Group
UK statutory income tax rate	19.00%	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%	(10.86)%
Effect of valuation and deferred tax adjustments	0.00%	(1.65)%	0.00%
Effective rate	0.00%	(1.65)%	8.14%

Aggregate undistributed earnings of the Company’s subsidiaries, the VIE, and the VIE’s subsidiaries located in the PRC that are available for distribution on December 31, 2023 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Company that is outside of the PRC. The Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of December 31, 2023, the Company had not declared any dividends.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s consolidated financial statements as of December 31, 2023. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases in its liability for unrecognized tax benefit within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $14,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The tax authority of the PRC government conducts periodic and tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 mandates the use of a “more-likely-than-not” threshold for recognizing and measuring uncertain income tax positions. Management has assessed the Company’s tax positions and determined that, as of December 31, 2023, there were no uncertain tax positions that require recognition or disclosure in the financial statements. Therefore, no provision for income tax uncertainty was recorded for the years ended December 31, 2023, 2022, and 2021.